Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	98,999,000	98,999,000	98,999,000
Common shares, shares issued	7,762,375	7,762,375	7,762,375
Common shares, shares outstanding	7,762,375	7,762,375	7,762,375
Warrant issued (in shares)	1,702,128	1,702,128	1,702,128
Warrant outstanding (in shares)	1,702,128	1,702,128	1,702,128
Fifth Wall Acquisition Corp Three [Member]
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares subject to possible redemption		27,500,000
Series A Preferred Stock [Member]
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000	50,000	50,000
Preferred stock, shares issued	2,862	2,862	2,862
Preferred stock, shares outstanding	2,862	2,862	2,862
Preferred stock, liquidation preference	$ 2,862,000,000	$ 2,862,000,000	$ 2,862,000,000
Series1 Preferred Stock [Member]
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	97,000	97,000	97,000
Preferred stock, shares issued	39,811	39,811	39,811
Preferred stock, shares outstanding	39,811	39,811	39,811
Preferred stock, liquidation preference	$ 39,811,000,000	$ 39,811,000,000	$ 39,811,000,000
Nonvoting Preferred Stock [Member]
Preferred stock, par value, (per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000	1,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	1,000	1,000
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class A ordinary shares [Member]
Common shares, par value, (per share)		$ 0.0001
Class A ordinary shares [Member] | Fifth Wall Acquisition Corp Three [Member]
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000	200,000,000
Common shares, shares issued	907,000	907,000	907,000
Common shares, shares outstanding	907,000	907,000	907,000
Class B ordinary shares [Member]
Common shares, par value, (per share)		$ 0.0001
Class B ordinary shares [Member] | Fifth Wall Acquisition Corp Three [Member]
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000	20,000,000
Common shares, shares issued	6,875,000	6,875,000	6,875,000
Common shares, shares outstanding	6,875,000	6,875,000	6,875,000
Class A Common Stock Subject to Redemption [Member] | Fifth Wall Acquisition Corp Three [Member]
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares subject to possible redemption	441,302	27,500,000	27,500,000
Ordinary shares, redemption value per share | $ / shares	$ 10.81	$ 10.1	$ 10